Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities [Abstract]
Significant concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2021
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥13,474	¥(11,473)	¥(1,500)	¥501

	Billions of yen
	March 31, 2022
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥15,667	¥(13,193)	¥(1,669)	¥805

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2021
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥40,396	¥1,402	¥2,229
Interest rate contracts	2,524,407	9,617	9,023
Credit contracts	38,850	455	523
Foreign exchange contracts	351,662	4,511	4,402
Commodity contracts	334	1	0

Total	¥2,955,649	¥15,986	¥16,177

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥1,168	¥15	¥14
Foreign exchange contracts	130	5	—

Total	¥1,298	¥20	¥14

Total derivatives	¥2,956,947	¥16,006	¥16,191

		Billions of yen
		March 31, 2022
		Derivative assets	Derivative liabilities
	Total notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2) :
Equity contracts	¥34,526	¥974	¥1,457
Interest rate contracts	2,769,546	11,938	10,865
Credit contracts	37,572	443	514
Foreign exchange contracts	314,763	4,804	4,814
Commodity contracts	300	1	1

Total	¥3,156,707	¥18,160	¥17,651

Derivatives designated as formal fair value or net investment accounting hedges:
Interest rate contracts	¥2,166	¥—	¥88
Foreign exchange contracts	145	2	—

Total	¥2,311	¥2	¥88

Total derivatives	¥3,159,018	¥18,162	¥17,739

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
As of March 31, 2021 and 2022, the amounts reported include derivatives used for non-trading
purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2021		March 31, 2022
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥904	¥1,439	¥709	¥1,054
Exchange-traded	498	790	265	403
Interest rate contracts
OTC settled bilaterally	8,456	7,871	9,486	8,584
OTC centrally-cleared	1,147	1,146	2,332	2,309
Exchange-traded	29	20	120	60
Credit contracts
OTC settled bilaterally	169	251	208	276
OTC centrally-cleared	282	269	223	224
Exchange-traded	4	3	12	14
Foreign exchange contracts
OTC settled bilaterally	4,516	4,402	4,806	4,814
Commodity contracts
OTC settled bilaterally	0	0	1	1
Exchange-traded	1	0	0	0

Total gross derivative balances (2)	¥16,006	¥16,191	¥18,162	¥17,739
Less: Amounts offset in the consolidated balance sheets (3)	(14,786)	(14,697)	(16,608)	(16,079)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,220	¥1,494	¥1,554	¥1,660
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	¥(240)	¥(310)	¥(432)	¥(134)

Net amount	¥980	¥1,184	¥1,122	¥1,526

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2021, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥392 billion and ¥589 billion, respectively. As of March 31, 2022, the gross balance of such derivative assets and derivative liabilities was ¥458 billion and ¥671 billion, respectively.

(3)
Represents amounts offset through counterparty offsetting of derivative assets and liabilities as well as cash collateral offsetting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of March 31, 2022, Nomura offset a total of ¥1,431 billion of cash collateral receivables against net derivative liabilities and ¥1,960 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments
—
Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC
210-20
and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2021, a total of ¥283 billion of cash collateral receivables and ¥572 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2022, a total of ¥359 billion of cash collateral receivables and ¥652 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivative amounts included in consolidated statements of income
The following table presents amounts included in the consolidated statements of income for the years ended March 31, 2020, 2021 and 2022 related to derivatives used for trading and non-trading
purposes by types of underlying derivative contract. Derivatives which contain multiple types of risk are classified in the table based on the primary risk type of instrument.

	Billions of yen
	Year ended March 31
	2020	2021	2022
Derivatives used for trading and non-trading purposes (1) :
Equity contracts	¥93	¥26	¥(36)
Interest rate contracts	(192)	254	198
Credit contracts	(118)	(90)	(118)
Foreign exchange contracts	57	(11)	27
Commodity contracts	(1)	50	87

Total	¥(161)	¥229	¥158

(1)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the year ended March 31, 2020, these amounts were not significant. For the year ended March 31, 2021, net losses for these non-trading
derivatives were ¥3 billion. For the year ended March 31, 2022, these amounts were not significant.

Schedule of carrying value hedged items

	Billions of yen
Balance sheet line item in which the hedged item is included:	Carrying amount of the hedged assets/liabilities		Cumulative gains of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities		Cumulative amount of fair value hedging adjustment remaining for the liabilities which hedge accounting has been discontinued
	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022
Long-term borrowings	¥1,164	¥2,075	¥2	¥90	¥0	¥0

Total	¥1,164	¥2,075	¥2	¥90	¥0	¥0

Fair value hedges
The following table presents amounts included in the consolidated statements of income for the years ended March 31, 2020, 2021 and 2022 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Year ended March 31
	2020	2021	2022
Derivatives designated as fair value hedging instruments:
Interest rate contracts	¥(26)	¥29	¥85

Total	¥(26)	¥29	¥85

	Billions of yen
	Year ended March 31
	2020	2021	2022
Hedged items in fair value hedges:
Long-term borrowings	¥26	¥(29)	¥(85)

Total	¥26	¥(29)	¥(85)

Net investment hedges
The following table presents gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the years ended March 31, 2020, 2021 and 2022.

	Billions of yen
	Year ended March 31
	2020	2021	2022
Net investment hedging instruments:
Foreign exchange contracts	¥2	¥(7)	¥7

Total	¥2	¥(7)	¥7

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2021
	Carrying value (Asset) / Liability (1)	Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
		Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(80)	¥7,035	¥1,318	¥2,297	¥2,642	¥778	¥5,452
Credit default swap indices	(246)	10,235	1,271	4,065	3,989	910	7,737
Other credit risk related portfolio products	10	396	73	180	131	12	280
Credit-risk related options and swaptions	0	39	—	—	39	—	33

Total	¥(316)	¥17,705	¥2,662	¥6,542	¥6,801	¥1,700	¥13,502

	Billions of yen
	March 31, 2022
	Carrying value (Asset) / Liability (1)	Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
		Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥19	¥7,708	¥1,339	¥2,915	¥2,448	¥1,006	¥5,688
Credit default swap indices	(140)	10,015	2,045	4,189	3,257	524	7,494
Other credit risk related portfolio products	19	419	56	286	63	14	293
Credit-risk related options and swaptions	0	115	—	—	88	27	68

Total	¥(102)	¥18,257	¥3,440	¥7,390	¥5,856	¥1,571	¥13,543

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty offsetting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivatives.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2021
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥198	¥1,218	¥1,887	¥2,098	¥753	¥881	¥7,035
Credit default swap indices	114	128	1,880	6,294	1,415	404	10,235
Other credit risk-related portfolio products	—	—	4	237	58	97	396
Credit risk-related options and swaptions	—	—	—	32	7	—	39

Total	¥312	¥1,346	¥3,771	¥8,661	¥2,233	¥1,382	¥17,705

	Billions of yen
	March 31, 2022
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥192	¥1,485	¥2,164	¥2,057	¥869	¥941	¥7,708
Credit default swap indices	105	215	3,369	5,012	988	326	10,015
Other credit risk-related portfolio products	—	—	28	226	47	118	419
Credit risk-related options and swaptions	—	—	61	27	27	—	115

Total	¥297	¥1,700	¥5,622	¥7,322	¥1,931	¥1,385	¥18,257

(1)	Other includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a credit rating is unavailable.